Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2020 MBbls MMcf	Dec. 31, 2019 MBbls MMcf	Dec. 31, 2018 MBbls MMcf	Dec. 31, 2017 MBbls MMcf
Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	46,334.0	42,001.0	35,135.0	31,399.0
Undeveloped reserves for properties, net	46,573.0	74,601.0	64,971.0	57,036.0
Proved developed and undeveloped reserves for properties, net	92,907.0	116,602.0	100,106.0	88,435.0
Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	40,275.0	37,382.0	37,253.0	32,509.0
Undeveloped reserves for properties, net | MMcf	5,661.0	6,863.0	12,356.0	11,329.0
Proved developed and undeveloped reserves for properties, net | MMcf	45,936.0	44,245.0	49,609.0	43,838.0
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	43,817.0	39,397.0	32,326.0	21,101.0
Undeveloped reserves for properties, net	45,240.0	51,212.0	42,449.0	44,398.0
Proved developed and undeveloped reserves for properties, net	89,057.0	90,609.0	74,775.0	65,499.0
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	1,695.0	2,319.0	1,763.0
Undeveloped reserves for properties, net | MMcf	0.0	0.0	359.0
Proved developed and undeveloped reserves for properties, net | MMcf	1,695.0	2,319.0	2,122.0	0
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	798.0	898.0	696.0	720.0
Undeveloped reserves for properties, net	1,229.0	2,809.0	2,622.0	3,423.0
Proved developed and undeveloped reserves for properties, net	2,027.0	3,707.0	3,318.0	4,143.0
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	19,054.0	14,406.0	11,944.0	8,688.0
Undeveloped reserves for properties, net | MMcf	5,661.0	6,413.0	8,823.0	11,329.0
Proved developed and undeveloped reserves for properties, net | MMcf	24,715.0	20,819.0	20,767.0	20,017.0
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	34.0	48.0	55.0	76.0
Proved developed and undeveloped reserves for properties, net	34.0	48.0	55.0	76.0
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	13,927.0	14,872.0	17,339.0	23,821.0
Proved developed and undeveloped reserves for properties, net | MMcf	13,927.0	14,872.0	17,339.0	23,821.0
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	1,685.0	1,658.0	2,058.0
Undeveloped reserves for properties, net	104.0	1,370.0	1,440.0
Proved developed and undeveloped reserves for properties, net	1,789.0	3,028.0	3,498.0
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	5,599.0	5,785.0	6,207.0
Undeveloped reserves for properties, net | MMcf	0.0	450.0	3,174.0
Proved developed and undeveloped reserves for properties, net | MMcf	5,599.0	6,235.0	9,381.0	0
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0.0	0.0	0.0	9,502.0
Undeveloped reserves for properties, net	0.0	19,210.0	18,460.0	9,215.0
Proved developed and undeveloped reserves for properties, net		19,210.0	18,460.0	18,717.0
Peru [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0.0	0.0	0.0
Undeveloped reserves for properties, net | MMcf	0.0	0.0	0.0